Borrowing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
Current borrowings	R$ 1,005,787	R$ 0
Additions	250,000	1,012,086	R$ 0
Interest	175,338	8,018
Payment	(1,270,075)
Financial Instruments	(161,050)	(14,317)
Current borrowings	R$ 0	R$ 1,005,787	R$ 0